Business Combinations	12 Months Ended
Jun. 30, 2011
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 2: BUSINESS COMBINATIONS
Results of operations of acquired businesses are included in the accompanying consolidated financial statements from their respective acquisition dates based on the Company’s consolidation policy.
Fluid Power Resource Acquisition
On August 29, 2008, Applied acquired Fluid Power Resource, LLC and the following fluid power distribution businesses: Bay Advanced Technologies, Carolina Fluid Components, DTS Fluid Power, Fluid Tech, Hughes HiTech, Hydro Air, and Power Systems (collectively “FPR”). Applied acquired certain assets and assumed certain specified liabilities of FPR for an aggregate cash purchase price of $166,000.
The acquired businesses included 19 locations and the associated assembled workforce. This acquisition is part of the Fluid Power Businesses segment whose base business is distributing fluid power components, assembling fluid power systems, performing equipment repair, and offering technical advice to customers. This acquisition increased the Company’s capabilities in the following areas: fluid power system integration; manifold design, machining, and assembly; and the integration of hydraulics with electronics.
The excess of the purchase price over the estimated fair values was assigned to goodwill and is expected to be deductible for tax purposes. The goodwill was written off as part of an impairment charge in the fourth quarter of fiscal 2009.
The table below presents summarized unaudited pro forma results of operations as if FPR had been acquired effective at the beginning of the fiscal year ended June 30, 2009. No pro forma results are presented for fiscal year 2011 or 2010 as the results of the acquired company are included in the actual results.

(unaudited)	2009
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Net sales	$1,962,882
Income before income taxes	66,357
Net income	42,601
Net income per share — diluted	$1.00

Other Acquisitions
The Company acquired the following distributors to complement and extend its business over a broader geographic area. Results of operations for the acquired businesses below are all part of the Service Center Based Distribution segment. The results of operations for these acquisitions are not material for any year presented.
In May 2011, the Company acquired Gulf Coast Bearing & Supply Co., a full line bearing and power transmission distributor, located in the U.S. In July 2010, the Company acquired UZ Engineered Products, a distributor of industrial supply products for maintenance, repair, and operational needs, in the government and commercial sectors, throughout the U.S. and Canada. In August 2010, the Company acquired SCS Supply Group, a distributor of bearings, power transmission components, electrical components, fluid power products and industrial supplies in Canada. In December 2008, the Company acquired certain assets of Cincinnati Transmission Company, a distributor of power transmission and motion control products as well as gearbox repair solutions located in the U.S.